Leasing - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 229	$ 215	$ 224
Variable lease expense	44	43	36
Sublease income	(31)	(34)	(33)
Finance lease expense:
Amortization of ROU assets	0	0	6
Total lease expense	$ 242	$ 224	$ 233